Putnam Investments
                                                 One Post Office Square
                                                 Boston, MA 02109
                                                 May 10, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Variable Trust (Reg. No 33-17486) (811-5346) (the "Fund") Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 28, 2000.

     Comments or questions concerning this certificate may be directed to Gregory L. Pickard at 1-800-225-2465, ext. 17122.

                                            Very truly yours


                                            Putnam Variable Trust

                                            /s/ Gordon H. Silver

                                        By: ---------------------------
                                            Gordon H. Silver
                                            Vice President

cc:  David Coombs, Esq.